Retirement and Deferred Compensation Plans (Benefit Plans' Assets and Obligations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,197	$ 1,734
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,126	1,667
Projected benefit obligation	1,126	1,595
Funded status		72
Amounts Recognized on the Consolidated Balance Sheets
Other assets	91	182
Other liabilities	$ (91)	(110)
Net amount recognized		$ 72
Weighted-Average Assumptions, Benefit obligations:
Weighted-average discount rate	5.49%	2.76%
Weighted-Average Assumptions, Net periodic benefit cost:
Weighted-average discount rate	2.81%	2.61%
Expected return on plan assets	5.67%	6.13%
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 71	$ 67
Projected benefit obligation	44	79
Funded status	27	(12)
Amounts Recognized on the Consolidated Balance Sheets
Other assets	27
Other liabilities		(12)
Net amount recognized	$ 27	$ (12)
Weighted-Average Assumptions, Benefit obligations:
Weighted-average discount rate	5.70%	3.10%
Weighted-Average Assumptions, Net periodic benefit cost:
Weighted-average discount rate	3.73%	2.96%
Expected return on plan assets	6.50%	6.50%